Pension, Savings, And Other Employee Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 56,000	[1]	$ 63,000	[1]	$ 14,800,000	[1]
Interest cost	34,915,000		32,361,000		33,040,000
Expected return on plan assets	(40,093,000)		(34,946,000)		(39,813,000)
Amortization of unrecognized, Transition obligation	0		0		0
Amortization of unrecognized, Prior service cost/(credit)	346,000		353,000		398,000
Amortization of unrecognized, Actuarial (gain)/loss	6,898,000	[2]	9,832,000	[2]	35,999,000	[2]
Net periodic benefit cost	2,122,000		7,663,000		44,424,000
ASC 715 settlement expense	0	[3]	370,000	[3]	1,231,000	[3]
ASC 715 special termination benefits	1,009,000	[4]	0	[4]	0	[4]
Total periodic benefit costs	3,131,000		8,033,000		45,655,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	207,000	[1]	460,000	[1]	467,000	[1]
Interest cost	1,754,000		2,033,000		2,298,000
Expected return on plan assets	(1,025,000)		(816,000)		(915,000)
Amortization of unrecognized, Transition obligation	0		0		736,000
Amortization of unrecognized, Prior service cost/(credit)	(1,163,000)		(299,000)		(9,000)
Amortization of unrecognized, Actuarial (gain)/loss	(1,006,000)	[2]	(171,000)	[2]	(488,000)	[2]
Net periodic benefit cost	(1,233,000)		1,207,000		2,089,000
ASC 715 settlement expense	0	[3]	0	[3]	0	[3]
ASC 715 special termination benefits	0	[4]	0	[4]	0	[4]
Total periodic benefit costs	$ (1,233,000)		$ 1,207,000		$ 2,089,000

[1]	2014 and 2013 decline in total pension benefits service cost reflects the freeze of the pension plans effective December 31, 2012.
[2]

2014 and 2013 decline in recognition of total pension benefits actuarial loss driven by the change in amortization term from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants in conjunction with the freeze of the pension plans on December 31, 2012.

[3]

In 2013 and 2012, lump sum payments under the supplemental retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

[4]	In 2014, a one-time special termination benefits charge was recognized related to recalculation of a participant’s benefit under a non-qualified plan upon retirement.